Intangible assets - Cost less accumulated amortisation and impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Breakdown of intangible assets and goodwill
Balance at the beginning	£ 2,164	£ 1,922
Balance at the end	7,319	2,164
Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	3,040	2,728
Exchange differences	(177)	(11)
Additions	37	31
Disposals/retirements	(193)	(8)
Acquisition of companies and businesses	5,457	297
Hyperinflationary adjustment	18	3
Disposal of companies and businesses	(1)
Balance at the end	8,181	3,040
Acquisitions in the year	5,449	301
Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(876)	(806)
Exchange differences	(37)	12
Disposals/retirements	192	9
Hyperinflationary adjustment	(1)
Impairment charge	(22)	(2)
Amortisation charge	(118)	(89)
Balance at the end	(862)	(876)
Goodwill
Breakdown of intangible assets and goodwill
Balance at the beginning	1,844	1,608
Balance at the end	5,116	1,844
Goodwill | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	1,888	1,653
Exchange differences	(72)	4
Acquisition of companies and businesses	3,352	228
Hyperinflationary adjustment	14	3
Disposal of companies and businesses	(1)
Balance at the end	5,181	1,888
Goodwill | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(44)	(45)
Exchange differences	1	1
Impairment charge	(22)
Balance at the end	(65)	(44)
Customer lists
Breakdown of intangible assets and goodwill
Balance at the beginning	241	239
Balance at the end	900	241
Customer lists | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	876	824
Exchange differences	(5)	(13)
Disposals/retirements	(180)	(4)
Acquisition of companies and businesses	779	69
Hyperinflationary adjustment	3
Balance at the end	1,473	876
Customer lists | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(635)	(585)
Exchange differences	(31)	10
Disposals/retirements	179	4
Hyperinflationary adjustment	(1)
Amortisation charge	(85)	(64)
Balance at the end	(573)	(635)
Indefinite lived brands
Breakdown of intangible assets and goodwill
Balance at the end	1,185
Indefinite lived brands | Cost
Breakdown of intangible assets and goodwill
Exchange differences	(107)
Acquisition of companies and businesses	1,292
Balance at the end	1,185
Other intangibles
Breakdown of intangible assets and goodwill
Balance at the beginning	19	19
Balance at the end	37	19
Other intangibles | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	67	66
Exchange differences	2
Additions		4
Disposals/retirements	(12)	(3)
Acquisition of companies and businesses	23
Hyperinflationary adjustment	1
Balance at the end	81	67
Other intangibles | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(48)	(47)
Exchange differences	(2)
Disposals/retirements	12	4
Amortisation charge	(6)	(5)
Balance at the end	(44)	(48)
Product development
Breakdown of intangible assets and goodwill
Balance at the beginning	14	13
Balance at the end	18	14
Product development | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	46	40
Exchange differences	(1)
Additions	10	6
Balance at the end	55	46
Product development | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(32)	(27)
Amortisation charge	(5)	(5)
Balance at the end	(37)	(32)
Computer software
Breakdown of intangible assets and goodwill
Balance at the beginning	46	43
Balance at the end	63	46
Computer software | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	163	145
Exchange differences	6	(2)
Additions	27	21
Disposals/retirements	(1)	(1)
Acquisition of companies and businesses	11
Balance at the end	206	163
Computer software | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(117)	(102)
Exchange differences	(5)	1
Disposals/retirements	1	1
Impairment charge		(2)
Amortisation charge	(22)	(15)
Balance at the end	£ (143)	£ (117)